UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income tax relating to changes in revaluation surplus included in other comprehensive income for joint venture and associates	$ 130,791	$ 0	$ 326,709
Income tax relating to changes in revaluation surplus included in other comprehensive income	$ 902,142	$ 0	$ 2,228,596